Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 85,430	¥ 76,789
Accumulated amortization	(77,575)	(68,301)
Net carrying amount	7,855	8,488
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	82,155	74,550
Accumulated amortization	(75,237)	(66,465)
Net carrying amount	6,918	8,085
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,275	2,239
Accumulated amortization	(2,338)	(1,836)
Net carrying amount	¥ 937	¥ 403